Loans and Related Allowance for Loan Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 1,707	$ 2,874
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status		4
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	908	953
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	29
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	753	$ 1,917
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 17